Value Line
Asset Allocation Fund, Inc.
(Ticker Symbol: VLAAX)

S U M M A R Y P R O S P E C T U S
A U G U S T 1 , 2 0 1 3

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund at www.vlfunds.com/home. You can also get this information at no cost by calling 800-243-2729 or by sending an email request to info@vlfunds.com. The current Prospectus and Statement of Additional Information dated August 1, 2013, are incorporated by reference into this Summary Prospectus.

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V A L U E L I N E A S S E T A L L O C A T I O N F U N D S U M M A R Y

Investment objective

The investment objective of the Value Line Asset Allocation Fund, Inc. (the “Fund”) is to achieve a high total investment return (current income and capital appreciation) consistent with reasonable risk. For this purpose, risk takes into account volatility and other factors as determined by the Adviser.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.35%
Total Annual Fund Operating Expenses	1.25%
Less: 12b-1 Fee Waiver(2)	-0.10%
Net Expenses	1.15%

(1)	“Other Expenses” were restated to reflect the sub-transfer agency fee, adopted effective July 5, 2012, as if it had been in effect during the Fund’s full fiscal year ended March 31, 2013.

(2)
EULAV Securities LLC (the “Distributor”) contractually agreed to waive a portion of the Fund’s 12b-1 fee in an amount equal to 0.10% of the Fund’s average daily net assets for the period August 1, 2013 through July 31, 2014. There is no assurance that the Distributor will extend the fee waiver beyond July 31, 2014. The waiver cannot be modified or terminated before July 31, 2014 without the approval of the Fund’s Board of Directors.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Value Line Asset Allocation Fund	$117	$387	$677	$1,503

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal investment strategies of the Fund

To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests in a broad range of common stocks, bonds and money market instruments in accordance with an asset allocation strategy based primarily on data derived from proprietary computer models for the stock and bond markets developed by Value Line, Inc. (“Value Line”). The Adviser attempts to achieve the Fund’s investment objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Fund among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year that are principally rated investment grade and (c) money market instruments (debt securities with maturities of less than one year). There are no limits on the percentage of the Fund’s assets that can be invested in common stocks, debt or money market securities. The debt securities in which the Fund invests are principally investment grade debt securities issued by U.S. corporations rated within one of the four highest categories of a nationally recognized statistical rating organization (“NRSRO”) (that is, rated BBB or higher by Standard & Poor’s Rating Group or an equivalent rating by another rating organization, or, if not rated, believed by the Adviser to be of equivalent credit quality) and debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage backed securities issued by government sponsored enterprises. The Fund will generally sell a debt security if its rating falls below the four highest categories. The Fund may invest in debt securities with either fixed or variable reset terms.

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While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line TimelinessTM Ranking System or the Value Line PerformanceTM Ranking System (the “Ranking Systems”) in selecting securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The Fund’s investments usually, as measured by the number and total value of purchase, are selected from common stocks issued by companies that are ranked 1, 2 or 3 by either Ranking System at the time of purchase. There are no set limitations of investments in any category or according to a company’s size. The Adviser relies primarily on the rankings of companies by the Ranking Systems in selecting stocks for the Fund, but has discretion, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser analyzes the stocks provided by the Ranking Systems and determines those in which the Fund shall invest and in what amounts such investments shall be made taking into account the potential risk and reward of each investment.

Principal risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in the Fund you should carefully evaluate the risks.

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Equity Securities. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

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Asset Allocation Risk. Asset allocation risk is the risk that the Fund’s selection and weighting of different asset classes within its portfolio will favor an asset class that performs poorly relative to other asset classes. Because the Fund’s weightings among different asset classes are expected to change over time, the risks of investing in the Fund may vary substantially depending upon the mix of stocks, debt securities and money market securities in its portfolio.

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Interest Rate and Reinvestment Risk. The income on and market price of debt securities fluctuate with changes in interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the market prices of debt securities usually increase, but the Fund’s income tends to decline. Such decline follows quickly for most variable rate securities and eventually for fixed rate securities as the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, buy-back, call, etc.) at a lower rate of interest or return. Generally, the market price of debt securities with longer durations or fixed rates of return will fluctuate more in response to changes in interest rates than the market price of shorter-term securities or variable rate debt securities, respectively.

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Inflation Risk. The market price of the Fund’s debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities (excluding inflation-indexed securities) are subject to long-term erosion in purchasing power, and such erosion may exceed any return received by the Fund with respect to a debt security.

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Credit Risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often greater for corporate, mortgage-backed, asset-backed, and foreign government debt securities than for U.S. government debt securities.

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Prepayment and Extension Risk. Many debt securities give the issuer the option to prepay principal prior to maturity. During periods of falling interest rates, prepayments may accelerate and the Fund may be forced to reinvest the proceeds at a lower interest rate. When interest rates rise, the term of a debt security is at greater risk of extension because rates of prepayments fall and rates of late payments and defaults rise. Extending the duration of a security “locks in” lower interest rates if the extension occurs in a rising interest rate environment.

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Government Securities. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are not backed by the full faith and credit of the U.S., and are neither issued nor guaranteed by the U.S. Treasury. Even securities that are backed by the full faith and credit of the U.S. may be adversely affected as to market prices and yields if the long-term sovereign credit rating of the U.S. is further downgraded, as it was by Standard & Poors in 2011.

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Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased interest rate risk, prepayment risk and extension risk.

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Below Investment Grade Credit or High Yield Securities. Below investment grade securities (commonly called “high yield” or “junk” bonds) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness or the risky nature of an investment for which limited or no recourse to the issuer is provided. The income on and market prices of these debt securities usually fluctuate more than that of investment grade debt securities and may decline more significantly in periods of general economic difficulty.

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Ratings Reliance Risk. A rating by a NRSRO represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings by NRSROs present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate.

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Ranking System Risk. The Adviser’s use of the results of the Ranking Systems in managing the Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio.

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Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 24.

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Fund performance

This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index which is a broad based market index. Returns are also compared to the performance of the Barclays Capital U.S. Government/Credit Bond Index, a more narrow index which measures the performance of U.S. Treasuries, government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities that have a remaining maturity of greater than one year and the Barclays Aggregate Bond Index which is a broad based index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total Returns (before taxes) as of 12/31 each year (%)

Best Quarter: Q2 2009 +12.64%
Worst Quarter: Q4 2008 (-17.46%)

As of June 30, 2013, the Fund had a year-to-date total return of 7.56%.

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After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years
Value Line Asset Allocation Fund
Return before taxes	14.70%	3.20%	8.08%
Return after taxes on distributions	14.23%	2.86%	7.52%
Return after taxes on distribution and sale of Fund shares	10.16%	2.68%	7.05%
S&P 500® Index(1)	16.00%	1.66%	7.09%
Barclays Capital Aggregate Bond Index(1)	4.22%	5.95%	5.18%
Barclays Capital U.S. Government/Credit Index(1)	4.82%	6.06%	5.25%

(1) Reflects no deduction for fees or expenses

Management

Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.

Portfolio Managers. Stephen E. Grant is primarily responsible for the day-to-day management of the Fund’s equity portfolio. Jeffrey Geffen and Liane Rosenberg are primarily responsible for the day-to-day management of the non-equity portion of the Fund’s portfolio. Mr. Grant has been a portfolio manager of the Fund since 1993. Mr. Geffen has been a portfolio manager of the Fund since 2001. Ms. Rosenberg has been a portfolio manager with the Adviser since 2009 and has been one of the Fund’s portfolio managers since December 2012.

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Purchase and sale of Fund shares

Minimum initial investment in the Fund: $1,000.

Minimum additional investment in the Fund: $100.

The Fund’s shares are redeemable and you may redeem your shares (sell them back to the Fund) through your broker-dealer, financial advisor or financial intermediary, by telephone or by mail by writing to: Value Line Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219729, Kansas City, MO 64121-9729. See “How to sell shares” on page 34.

Tax information

The Fund’s distributions generally are taxable as ordinary income or capital gains for federal income tax purposes, unless you are tax exempt or investing through a tax-deferred account, such as a 401(k) plan or an IRA.

Payments to broker-dealers and other financial intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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